Schedule of Common Stock Subject to Redemption (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Gross proceeds		$ 126,500,000
Common stock issuance costs		(2,855,000)
Remeasurement of carrying value to redemption value		4,120,000
Common stock subject to possible redemption, March 31, 2022	$ 127,765,000
Distribution for redemption	(121,034,650)
Remeasurement of carrying value to redemption value	2,264,084
Common stock subject to possible redemption, March 31, 2023	$ 8,994,434	$ 127,765,000